Basis of Presentation and General Information (Table) (Details)	12 Months Ended
Dec. 31, 2018
M/T Atlantas II
Property Plant And Equipment [Line Items]
DWT	36,760	[1]
Date of Incorporation	Sep. 16, 2003	[1]
Date acquired by the Partnership	04/04/2007	[1]
Date acquired by CMTC	04/26/2006	[1]
M/T Assos
Property Plant And Equipment [Line Items]
DWT	47,872	[1]
Date of Incorporation	Mar. 18, 2004	[1]
Date acquired by the Partnership	08/16/2010 04/04/2007	[1]
Date acquired by CMTC	05/17/2006	[1]
M/T Aktoras
Property Plant And Equipment [Line Items]
DWT	36,759	[1]
Date of Incorporation	Aug. 27, 2003	[1]
Date acquired by the Partnership	04/04/2007	[1]
Date acquired by CMTC	07/12/2006	[1]
M/T Agisilaos
Property Plant And Equipment [Line Items]
DWT	36,760	[1]
Date of Incorporation	Oct. 10, 2003	[1]
Date acquired by the Partnership	04/04/2007	[1]
Date acquired by CMTC	08/16/2006	[1]
M/T Arionas
Property Plant And Equipment [Line Items]
DWT	36,725	[1]
Date of Incorporation	Nov. 10, 2003	[1]
Date acquired by the Partnership	04/04/2007	[1]
Date acquired by CMTC	11/02/2006	[1]
M/T Avax
Property Plant And Equipment [Line Items]
DWT	47,834	[1]
Date of Incorporation	Feb. 10, 2004	[1]
Date acquired by the Partnership	04/04/2007	[1]
Date acquired by CMTC	01/12/2007	[1]
M/T Aiolos
Property Plant And Equipment [Line Items]
DWT	36,725	[1]
Date of Incorporation	Sep. 12, 2003	[1]
Date acquired by the Partnership	04/04/2007	[1]
Date acquired by CMTC	03/02/2007	[1]
M/T Axios
Property Plant And Equipment [Line Items]
DWT	47,872	[1]
Date of Incorporation	Feb. 10, 2004	[1]
Date acquired by the Partnership	04/04/2007	[1]
Date acquired by CMTC	02/28/2007	[1]
M/T Atrotos
Property Plant And Equipment [Line Items]
DWT	47,786	[1]
Date of Incorporation	Feb. 11, 2004	[1]
Date acquired by the Partnership	03/01/2010 05/08/2007	[1]
Date acquired by CMTC	05/08/2007	[1]
M/T Akeraios
Property Plant And Equipment [Line Items]
DWT	47,781	[1]
Date of Incorporation	Feb. 03, 2004	[1]
Date acquired by the Partnership	07/13/2007	[1]
Date acquired by CMTC	07/13/2007	[1]
M/T Apostolos
Property Plant And Equipment [Line Items]
DWT	47,782	[1]
Date of Incorporation	May 26, 2004	[1]
Date acquired by the Partnership	09/20/2007	[1]
Date acquired by CMTC	09/20/2007	[1]
M/T Anemos I
Property Plant And Equipment [Line Items]
DWT	47,782	[1]
Date of Incorporation	Jul. 08, 2004	[1]
Date acquired by the Partnership	09/28/2007	[1]
Date acquired by CMTC	09/28/2007	[1]
M/T Attikos
Property Plant And Equipment [Line Items]
DWT	12,000	[2]
Date of Incorporation	Dec. 29, 2003	[2]
Date acquired by the Partnership	09/24/2007	[2]
Date acquired by CMTC	01/20/2005	[2]
M/T Alexandros II
Property Plant And Equipment [Line Items]
DWT	51,258	[1]
Date of Incorporation	Feb. 07, 2006	[1]
Date acquired by the Partnership	01/29/2008	[1]
Date acquired by CMTC	01/29/2008	[1]
M/T Amore Mio II
Property Plant And Equipment [Line Items]
DWT	159,982	[3]
Date of Incorporation	May 29, 2007	[3]
Date acquired by the Partnership	03/27/2008	[3]
Date acquired by CMTC	07/31/2007	[3]
M/T Aristofanis
Property Plant And Equipment [Line Items]
DWT	12,000	[2]
Date of Incorporation	Feb. 03, 2004	[2]
Date acquired by the Partnership	04/30/2008	[2]
Date acquired by CMTC	06/02/2005	[2]
M/T Aristotelis II
Property Plant And Equipment [Line Items]
DWT	51,226	[1]
Date of Incorporation	Feb. 07, 2006	[1]
Date acquired by the Partnership	06/17/2008	[1]
Date acquired by CMTC	06/17/2008	[1]
M/T Aris II
Property Plant And Equipment [Line Items]
DWT	51,218	[1]
Date of Incorporation	Jan. 24, 2006	[1]
Date acquired by the Partnership	08/20/2008	[1]
Date acquired by CMTC	08/20/2008	[1]
M/T Agamemnon II
Property Plant And Equipment [Line Items]
DWT	51,238	[2]
Date of Incorporation	Jul. 14, 2006	[2]
Date acquired by the Partnership	04/07/2009	[2]
Date acquired by CMTC	11/24/2008	[2]
M/T Ayrton II
Property Plant And Equipment [Line Items]
DWT	51,260	[1]
Date of Incorporation	Jul. 14, 2006	[1]
Date acquired by the Partnership	04/13/2009	[1]
Date acquired by CMTC	04/10/2009	[1]
M/T Alkiviadis
Property Plant And Equipment [Line Items]
DWT	36,721	[1]
Date of Incorporation	Jun. 22, 2004	[1]
Date acquired by the Partnership	06/30/2010	[1]
Date acquired by CMTC	03/29/2006	[1]
M/V Cape Agamemnon
Property Plant And Equipment [Line Items]
DWT	179,221
Date of Incorporation	Jun. 17, 2008
Date acquired by the Partnership	06/09/2011
Date acquired by CMTC	01/25/2011
M/T Miltiadis M II
Property Plant And Equipment [Line Items]
DWT	162,397	[1]
Date of Incorporation	Apr. 06, 2006	[1]
Date acquired by the Partnership	09/30/2011	[1]
Date acquired by CMTC	04/26/2006	[1]
M/T Amoureux
Property Plant And Equipment [Line Items]
DWT	149,993	[1]
Date of Incorporation	Apr. 14, 2010	[1]
Date acquired by the Partnership	09/30/2011	[1]
M/T Aias
Property Plant And Equipment [Line Items]
DWT	150,393	[1]
Date of Incorporation	Apr. 14, 2010	[1]
Date acquired by the Partnership	09/30/2011	[1]
M/V Agamemnon
Property Plant And Equipment [Line Items]
DWT	108,892
Date of Incorporation	Apr. 19, 2012
Date acquired by the Partnership	12/22/2012
Date acquired by CMTC	06/28/2012
M/V Archimidis
Property Plant And Equipment [Line Items]
DWT	108,892
Date of Incorporation	Apr. 19, 2012
Date acquired by the Partnership	12/22/2012
Date acquired by CMTC	06/22/2012
M/T Aristotelis
Property Plant And Equipment [Line Items]
DWT	51,604	[3]
Date of Incorporation	Oct. 16, 2013	[3]
Date acquired by the Partnership	11/28/2013	[3]
M/V Hyundai Prestige
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Apr. 08, 2011
Date acquired by the Partnership	09/11/2013
Date acquired by CMTC	02/19/2013
M/V Hyundai Premium
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Apr. 08, 2011
Date acquired by the Partnership	03/20/2013
Date acquired by CMTC	03/11/2013
M/V Hyundai Paramount
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Apr. 08, 2011
Date acquired by the Partnership	03/27/2013
Date acquired by CMTC	03/27/2013
M/V Hyundai Privilege
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Apr. 08, 2011
Date acquired by the Partnership	09/11/2013
Date acquired by CMTC	05/31/2013
M/V Hyundai Platinum
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Jul. 19, 2011
Date acquired by the Partnership	09/11/2013
Date acquired by CMTC	06/14/2013
M/V CMA CGM Amazon
Property Plant And Equipment [Line Items]
DWT	115,534
Date of Incorporation	May 16, 2013
Date acquired by the Partnership	06/10/2015
Date acquired by CMTC	06/10/2015
M/V CMA CGM Uruguay
Property Plant And Equipment [Line Items]
DWT	115,639
Date of Incorporation	May 16, 2013
Date acquired by the Partnership	09/18/2015
Date acquired by CMTC	09/18/2015
M/T Active
Property Plant And Equipment [Line Items]
DWT	50,136	[1]
Date of Incorporation	May 31, 2013	[1]
Date acquired by the Partnership	03/31/2015	[1]
Date acquired by CMTC	03/31/2015	[1]
M/T Amadeus
Property Plant And Equipment [Line Items]
DWT	50,108	[1]
Date of Incorporation	May 31, 2013	[1]
Date acquired by the Partnership	06/30/2015	[1]
Date acquired by CMTC	06/30/2015	[1]
M/V CMA CGM Magdalena
Property Plant And Equipment [Line Items]
DWT	115,639
Date of Incorporation	Oct. 25, 2013
Date acquired by the Partnership	02/26/2016
Date acquired by CMTC	02/26/2016
M/T Amor
Property Plant And Equipment [Line Items]
DWT	49,999	[1]
Date of Incorporation	May 31, 2013	[1]
Date acquired by the Partnership	10/24/2016	[1]
Date acquired by CMTC	09/30/2015	[1]
M/T Aristaios
Property Plant And Equipment [Line Items]
DWT	113,689	[1]
Date of Incorporation	Jul. 13, 2015	[1]
Date acquired by the Partnership	01/17/2018	[1]
Date acquired by CMTC	01/10/2017	[1]
M/T Anikitos
Property Plant And Equipment [Line Items]
DWT	50,082	[1]
Date of Incorporation	Aug. 28, 2013	[1]
Date acquired by the Partnership	05/04/2018	[1]
Date acquired by CMTC	06/21/2016	[1]

[1]	Companies part of the Crude and Product tanker business which were spun-off on March 27, 2019.
[2]	Vessels were disposed in the previous years.
[3]	Vessels were disposed in 2018 (Note 5).